UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Global Income Opportunities Fund (JGG)
March 31, 2014

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 138.8% (97.0% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.7% (1.9% of Total Investments)
	Banks – 1.7%
18,425	Citigroup Inc.	7.125%		BB+	$ 486,420
15,000	Morgan Stanley	7.125%		BB+	397,950
30,000	PNC Financial Services	6.125%		BBB	801,300
20,000	Regions Financial Corporation	6.375%		BB	482,200
	Total Banks				2,167,870
	Consumer Finance – 0.4%
20,000	Discover Financial Services	6.500%		BB	490,600
	Insurance – 0.6%
25,000	Hartford Financial Services Group Inc.	7.875%		BB+	740,500
	Total $25 Par (or similar) Retail Preferred (cost $3,424,812)				3,398,970

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 68.2% (47.6% of Total Investments)
	Aerospace & Defense – 0.6%
$ 680	Exelis, Inc.	5.550%	10/01/21	BBB+	$ 701,234
	Airlines – 0.3%
300	Air Canada, 144A	6.750%	10/01/19	BB	323,250
	Auto Components – 1.3%
300	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	322,875
400	American & Axle Manufacturing Inc.	6.625%	10/15/22	B+	433,500
250	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	259,375
300	Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	321,375
350	TRW Automotive Inc., 144A	4.450%	12/01/23	BBB-	351,750
1,600	Total Auto Components				1,688,875
	Automobiles – 0.5%
200 EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB-	305,149
370	General Motors Financial Company Inc.	4.250%	5/15/23	BB+	365,375
	Total Automobiles				670,524
	Banks – 5.7%
2,575	Bank of America Corporation	4.000%	4/01/24	A	2,571,969
535	CIT Group Inc.	5.000%	8/01/23	BB	547,038
285	HSBC Holdings PLC	6.800%	6/01/38	A+	350,189
1,320	JP Morgan Chase & Company	6.750%	8/01/64	BBB	1,389,300
355	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB-	368,497
400	Santander UK PLC, 144A	5.000%	11/07/23	A-	411,519
740	Societe Generale, 144A	5.000%	1/17/24	BBB+	737,431
445	Standard Chartered PLC, 144A	5.700%	3/26/44	A+	440,817
340	Wells Fargo & Company	3.450%	2/13/23	A+	329,999
6,995	Total Banks				7,146,759
	Beverages – 0.2%
300	Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB-	248,850
	Building Products – 0.5%
645	Owens Corning Incorporated	4.200%	12/15/22	BBB-	639,661
	Capital Markets – 2.8%
1,210	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	1,389,454
1,000	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,106,990
300	Lazard Group LLC	4.250%	11/14/20	BBB+	310,813
450	Morgan Stanley	4.875%	11/01/22	BBB+	472,853
250	Morgan Stanley	3.750%	2/25/23	A	248,415
3,210	Total Capital Markets				3,528,525
	Chemicals – 2.5%
300	Eagle Spinco Inc., 144A	4.625%	2/15/21	BB	296,625
745	Eastman Chemical Company	3.600%	8/15/22	BBB	739,424
300	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B-	311,250
600	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	600,000
250	Momentive Performance Materials Inc.	8.875%	10/15/20	B3	271,250
310	Petrologistics LP Finance Corporation	6.250%	4/01/20	B	310,775
300	PolyOne Corporation	5.250%	3/15/23	BB	301,500
225	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B-	253,688
3,030	Total Chemicals				3,084,512
	Commercial Services & Supplies – 1.7%
200	ABX Group Inc.	6.375%	12/01/19	Ba3	204,000
300	ADT Corporation, 144A	6.250%	10/15/21	BBB-	308,250
250	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	259,375
300	Clean Harbors Inc.	5.250%	8/01/20	BB+	309,000
235 EUR	Europcar Groupe SA, 144A	11.500%	5/15/17	B-	377,166
250	Iron Mountain Inc.	5.750%	8/15/24	B1	243,438
375	R.R. Donnelley & Sons Company	7.625%	6/15/20	BB	431,250
	Total Commercial Services & Supplies				2,132,479
	Computers & Peripherals – 0.6%
300	NCR Escrow Corporation, 144A	6.375%	12/15/23	BB	318,750
350	Seagate HDD Cayman	7.000%	11/01/21	BBB-	391,563
650	Total Computers & Peripherals				710,313
	Consumer Finance – 0.8%
1,000	Ford Motor Credit Company	4.250%	9/20/22	BBB-	1,030,514
	Containers & Packaging – 0.6%
415	Ball Corporation	4.000%	11/15/23	BB+	388,025
350	Reynolds Group	7.125%	4/15/19	B+	370,125
765	Total Containers & Packaging				758,150
	Diversified Consumer Services – 0.3%
400	Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	416,500
	Diversified Financial Services – 2.4%
550	Citigroup Inc.	4.500%	1/14/22	A	582,753
620	General Electric Capital Corporation	5.300%	2/11/21	AA	697,344
515	General Electric Capital Corporation	6.875%	1/10/39	AA+	678,225
545	JPMorgan Chase & Company	6.400%	5/15/38	A+	675,425
350	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	353,500
2,580	Total Diversified Financial Services				2,987,247
	Diversified Telecommunication Services – 2.4%
450	AT&T, Inc.	5.550%	8/15/41	A	472,415
375	CyrusOne LP Finance	6.375%	11/15/22	B+	395,625
400	Frontier Comminications Corporation	8.500%	4/15/20	Ba2	465,000
595	Qwest Corporation	6.750%	12/01/21	BBB-	664,379
555	Verizon Communications	5.150%	9/15/23	A-	607,347
200	Verizon Communications	6.550%	9/15/43	A-	243,387
200	Windstream Corporation	6.375%	8/01/23	BB	195,000
2,775	Total Diversified Telecommunication Services				3,043,153
	Electric Utilities – 0.7%
225	Intergen NV, 144A	7.000%	6/30/23	B+	236,250
600	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	610,763
825	Total Electric Utilities				847,013
	Energy Equipment & Services – 2.1%
820	Ensco PLC	4.700%	3/15/21	BBB+	881,043
155	Gulfmark Offshore Inc.	6.375%	3/15/22	BB-	160,425
350	Parker Drilling Company	7.500%	8/01/20	B+	372,750
765	Transocean Inc.	3.800%	10/15/22	BBB-	731,346
420	Weatherford International Limited	7.000%	3/15/38	Baa2	495,392
2,510	Total Energy Equipment & Services				2,640,956
	Food Products – 0.9%
375	JBS USA LLC	7.250%	6/01/21	BB	399,375
250	Marfrig Holding Europe BV, 144A	9.875%	7/24/17	B	260,938
200	Mriya Agro Holding PLC, 144A	9.450%	4/19/18	CCC	169,000
350	Pinnacle Foods Finance LLC	4.875%	5/01/21	B-	342,125
1,175	Total Food Products				1,171,438
	Gas Utilities – 0.3%
375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	409,688
	Health Care Providers & Services – 0.5%
400	HCA Holdings Inc.	7.750%	5/15/21	B-	441,000
250	Tenet Healthcare Corporation	4.375%	10/01/21	BB	241,250
650	Total Health Care Providers & Services				682,250
	Hotels, Restaurants & Leisure – 0.4%
200	Shearer's Foods LLC, 144A	9.000%	11/01/19	B	218,500
250	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	254,375
450	Total Hotels, Restaurants & Leisure				472,875
	Independent Power and Renewable Electricity Producers – 0.9%
485	Constellation Energy Group	5.150%	12/01/20	BBB+	529,703
300	Dynegy Holdings, Inc., Term Loan	5.875%	6/01/23	B+	294,750
300	Genon Energy Inc.	9.500%	10/15/18	B	306,750
1,085	Total Independent Power and Renewable Electricity Producers				1,131,203
	Industrial Conglomerates – 1.2%
800	Alfa SAB de CV, 144A	5.250%	3/25/24	BBB-	820,000
2,000 NOK	Grieg Seafood ASA	8.660%	12/21/15	N/R	349,043
300	Stena AB, 144A	7.000%	2/01/24	BB	305,250
	Total Industrial Conglomerates				1,474,293
	Insurance – 2.2%
750	AFLAC Insurance	6.450%	8/15/40	A-	927,943
495	Genworth Holdings Inc.	4.800%	2/15/24	BBB-	514,933
385	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	412,097
415	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA-	387,211
510	UnumProvident Corporation	5.625%	9/15/20	BBB	573,912
2,555	Total Insurance				2,816,096
	IT Services – 1.1%
565	Computer Sciences Corporation	4.450%	9/15/22	BBB+	576,789
300	First Data Corporation	6.750%	11/01/20	BB-	322,500
400	Zayo Escrow Corporation	8.125%	1/01/20	B1	439,000
1,265	Total IT Services				1,338,289
	Machinery – 1.7%
290	Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	306,675
1,000	Eaton Corporation	4.150%	11/01/42	A-	933,924
300 EUR	Loxam SAS, 144A	7.375%	1/24/20	B	452,558
425	Terex Corporation	6.000%	5/15/21	BB	454,750
	Total Machinery				2,147,907
	Media – 3.3%
325	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B-	321,750
720	Comcast Corporation	6.400%	5/15/38	A-	885,148
620	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	613,514
300	Dish DBS Corporation	4.250%	4/01/18	BB-	313,125
300	Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	308,250
275	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	312,125
555	News America Holdings Inc.	6.650%	11/15/37	BBB+	677,875
200	Sinclair Television Group	6.375%	11/01/21	B1	208,000
300	Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	312,000
250 CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	221,619
	Total Media				4,173,406
	Metals & Mining – 5.4%
975	Alcoa Inc.	5.400%	4/15/21	BBB-	1,022,930
200	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	174,064
715	ArcelorMittal	6.750%	2/25/22	BB+	784,713
720	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB-	706,955
300	Coeur d'Alene Mines Corporation	7.875%	2/01/21	B+	301,500
250	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	250,000
230	First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	232,875
230	First Quantum Minerals Limited, 144A	7.000%	2/15/21	BB	234,025
300	FMG Resources, 144A	8.250%	11/01/19	BB+	330,000
640	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	611,212
400	Imperial Metals Corporation, 144A	7.000%	3/15/19	B-	408,000
700	Newmont Mining Corporation	3.500%	3/15/22	Baa1	635,045
320	Teck Resources Limited	6.250%	7/15/41	BBB	330,375
250	TMK OAO Capital SA, 144A	6.750%	4/03/20	B+	219,375
285	Vale Overseas Limited	6.875%	11/10/39	A-	304,686
200	Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	200,000
6,715	Total Metals & Mining				6,745,755
	Multiline Retail – 0.7%
865	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB+	891,843
	Oil, Gas & Consumable Fuels – 12.2%
165	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB-	191,054
875	Apache Corporation	4.250%	1/15/44	A-	820,693
400 CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	358,209
400	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	395,000
375	Bill Barrett Corporation	7.000%	10/15/22	B1	394,688
250	Breitburn Energy Partners LP	7.875%	4/15/22	B-	270,625
1,000	CNPC General Capital Limited, 144A	3.400%	4/16/23	A+	931,449
200	Concho Resources Inc.	5.500%	10/01/22	BB+	208,500
200	CONSOL Energy Inc.	8.250%	4/01/20	BB	217,250
175	Everest Acquisition LLC Finance, 144A	7.750%	9/01/22	B	196,438
300	Gibson Energy, 144A	6.750%	7/15/21	BB	321,750
350	Hercules Offshore LLC, 144A	7.500%	10/01/21	B	353,500
400	Key Energy Services Inc.	6.750%	3/01/21	BB-	420,500
400	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B+	417,000
1,000	Lukoil International Finance, 144A	3.416%	4/24/18	BBB	972,750
300	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	314,625
350	MEG Energy Corportation, 144A	7.000%	3/31/24	BB	370,125
250	Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	258,125
675	Nabors Industries Inc.	4.625%	9/15/21	BBB	697,347
250	Newfield Exlporation Company	5.625%	7/01/24	BBB-	259,375
200	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	197,000
330	Northern Tier Energy LLC	7.125%	11/15/20	BB-	353,100
300	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B+	324,750
290	Offshore Group Investment Limited	7.500%	11/01/19	B-	308,850
350 CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	332,429
300	PBF Holding Company LLC	8.250%	2/15/20	BB+	325,500
300	Pertamina PT, 144A	4.875%	5/03/22	Baa3	288,375
400	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B-	400,000
210	Petrobras International Finance Company	5.375%	1/27/21	Baa1	212,377
500	Petrohawk Energy Corporation	7.250%	8/15/18	A	530,500
250	Range Resources Corporation	5.000%	8/15/22	BB	255,000
1,000	Rowan Companies Inc.	4.875%	6/01/22	BBB-	1,034,517
250	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	257,813
350	Sandridge Energy Inc.	8.125%	10/15/22	B2	381,500
250	Seadrill Limited, 144A	6.125%	9/15/20	N/R	256,250
2,000 NOK	Ship Finance International Limited	6.610%	10/19/17	N/R	345,703
250	SM Energy Company	6.625%	2/15/19	BB-	267,500
250	Targa Resources Inc., 144A	4.250%	11/15/23	BB	231,875
700	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	650,313
	Total Oil, Gas & Consumable Fuels				15,322,355
	Paper & Forest Products – 1.2%
715	Domtar Corporation	4.400%	4/01/22	BBB-	712,407
720	Domtar Corporation	6.750%	2/15/44	BBB-	799,860
1,435	Total Paper & Forest Products				1,512,267
	Personal Products – 0.3%
300	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	325,500
	Pharmaceuticals – 0.8%
400	AbbVie Inc.	2.900%	11/06/22	A	385,072
300	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	B1	323,250
335	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	361,800
1,035	Total Pharmaceuticals				1,070,122
	Real Estate Investment Trust (REIT) – 4.0%
870	American Tower Company	5.000%	2/15/24	BBB	906,108
475	ARC Property Operating Partnership LP, Clasrk Acquisition LLC, 144A	4.600%	2/06/24	BBB-	474,810
1,000	CommomWealth REIT	5.875%	9/15/20	BBB-	1,052,120
480	HCP Inc.	3.750%	2/01/19	BBB+	505,769
1,000	Liberty Property Trust	3.375%	6/15/23	Baa1	943,801
1,000	Senior Housing Properties Trust	6.750%	4/15/20	BBB-	1,130,433
4,825	Total Real Estate Investment Trust (REIT)				5,013,041
	Real Estate Management & Development – 0.9%
350	Country Garden Holding Company, 144A	11.125%	2/23/18	Ba2	378,438
200	Gemdale International Investment Limited	7.125%	11/16/17	BB-	199,250
200	Kaisa Group Holdings Limited, 144A	8.875%	3/19/18	B+	192,750
300	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	303,750
1,050	Total Real Estate Management & Development				1,074,188
	Road & Rail – 0.2%
265	Hertz Corporation	7.375%	1/15/21	B	291,500
	Semiconductors & Equipment – 0.3%
325	Micron Technology, Inc., 144A	5.875%	2/15/22	BB-	340,438
	Software – 0.2%
250	BMC Software Finance Inc., 144A	8.125%	7/15/21	B-	263,125
	Textiles, Apparel & Luxury Goods – 0.2%
230	Jones Group	6.875%	3/15/19	B+	236,900
	Tobacco – 0.8%
1,030	Reynolds American Inc.	3.250%	11/01/22	Baa2	969,025
	Transportation Infrastructure – 0.8%
954	Asciano Finance, 144A	5.000%	4/07/18	Baa2	1,024,422
	Wireless Telecommunication Services – 1.7%
200	Comcel Trust, 144A	6.875%	2/06/24	Ba1	209,250
350	Digicel Limited, 144A	7.000%	2/15/20	B1	364,000
300	Eileme AB, 144A	11.625%	1/31/20	B	357,375
200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	211,500
275	Softbank Corporation, 144A	4.500%	4/15/20	BB+	273,625
400	Sprint Nextel Corporation	7.000%	3/01/20	BB+	461,000
300	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB	315,745
2,025	Total Wireless Telecommunication Services				2,192,495
	Total Corporate Bonds (cost $86,273,157)				85,688,936

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.8% (4.1% of Total Investments)
	Banks – 2.1%
690 EUR	Barclays Bank PLC	4.750%	N/A (4)	BBB-	$ 847,203
$ 355	Rabobank Nederland, 144A	11.000%	N/A (4)	A-	471,263
1,400	Wachovia Capital Trust III	5.570%	N/A (4)	BBB+	1,345,750
	Total Banks				2,664,216
	Capital Markets – 0.6%
200 EUR	Baggot Securities Limited, 144A	10.240%	N/A (4)	N/R	299,983
350	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	397,250
	Total Capital Markets				697,233
	Diversified Financial Services – 1.0%
1,100	General Electric Capital Corporation	7.125%	N/A (4)	AA-	1,254,000
	Electric Utilities – 0.5%
300	AES Gener SA, 144A	8.375%	12/18/73	Ba2	318,000
360	Electricite de France, 144A	5.250%	N/A (4)	A3	360,540
660	Total Electric Utilities				678,540
	Insurance – 1.6%
570	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	588,525
250	Genworth Financial Inc.	6.150%	11/15/66	Ba1	230,938
355	Lincoln National Corporation	6.050%	4/20/67	BBB	352,781
305	Prudential Financial Inc.	5.200%	3/15/44	BBB+	302,713
530	ZFS Finance USA Trust V	6.500%	5/09/37	A	568,424
2,010	Total Insurance				2,043,381
	Total $1,000 Par (or similar) Institutional Preferred (cost $7,140,906)				7,337,370

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 56.0% (39.1% of Total Investments)
	Bermuda – 0.8%
$ 900	Bermuda Government, 144A	5.603%	7/20/20	AA-	$ 990,900
	Brazil – 2.2%
1,000	Federative Republic of Brazil	2.625%	1/05/23	Baa2	885,000
5,200 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	1,873,620
	Total Brazil				2,758,620
	Indonesia – 1.1%
1,300	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	1,420,250
	Italy – 1.8%
1,450 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	6/01/17	BBB+	2,207,938
	Malaysia – 2.2%
9,250 MYR	Republic of Malaysia	3.172%	7/15/16	A	2,822,801
	Mexico – 16.5%
15,000 MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A	1,225,326
85,800 MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	6,517,348
56,300 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	4,880,317
40,100 MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	3,286,492
60,000 MXN	United Mexican States	9.500%	12/18/14	A	4,783,193
257,200 MXN	Total Mexico				20,692,676
	Norway – 2.2%
15,000 NOK	Norwegian Government Bond	4.500%	5/22/19	AAA	2,785,424
	Poland – 1.7%
6,850 PLN	Republic of Poland	2.500%	7/25/18	A	2,172,482
	Portugal – 1.5%
1,300 EUR	Portugal Obrigacoes do Tesouro	4.750%	6/14/19	Ba3	1,942,243
	Romania – 0.3%
400	Republic of Romania, 144A	6.125%	1/22/44	Baa3	422,200
	South Africa – 6.7%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A-	5,672,693
1,300	Republic of South Africa	5.875%	9/16/25	Baa1	1,397,500
12,800 ZAR	Republic of South Africa	10.500%	12/21/26	A-	1,409,654
	Total South Africa				8,479,847
	South Korea – 4.9%
6,500,000 KRW	South Korea Stability Bond	2.840%	12/02/14	Aa3	6,115,165
	Sweden – 1.2%
8,500 SEK	Republic of Sweden	3.500%	6/01/22	AAA	1,465,381
	Turkey – 8.8%
12,300 TRY	Republic of Turkey, Government Bond	9.000%	3/08/17	BBB	5,584,637
5,975 TRY	Republic of Turkey, Government Bond	10.500%	1/15/20	BBB	2,845,504
3,370 TRY	Republic of Turkey, Government Bond	7.100%	3/08/23	BBB	1,299,364
1,000	Republic of Turkey, Government Bond	3.250%	3/23/23	Baa3	874,500
500	Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	425,000
	Total Turkey				11,029,005
	United Kingdom – 4.1%
1,500 GBP	United Kingdom Gilt	3.750%	9/07/20	Aa1	2,733,433
1,300 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	Aa1	2,366,519
2,800 GBP	Total United Kingdom				5,099,952
	Total Sovereign Debt (cost $78,030,852)				70,404,884

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.1% (4.3% of Total Investments)
$ 761	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	$ 604,731
666	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	666,172
750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa2	759,115
573	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	521,870
401	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	376,261
3,850	Fannie Mae TBA Mortgage Pool, WI/DD	3.000%	TBA	Aaa	3,715,851
1,000	New Residential Advance Receivables Trust 2014-T1	5.926%	3/15/45	N/R	1,000,000
$ 8,001	Total Asset-Backed and Mortgage-Backed Securities (cost $7,706,744)				7,644,000
	Total Long-Term Investments (cost $182,576,471)				174,474,160

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 4.4% (3.0% of Total Investments)
	REPURCHASE AGREEMENTS – 4.4% (3.0% of Total Investments)
$ 5,473	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $5,473,125, collateralized by $5,685,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $5,585,157	0.000%	4/01/14		$ 5,473,125
	Total Short-Term Investments (cost $5,473,125)				5,473,125
	Total Investments (cost $188,049,596) – 143.2%				179,947,285
	Borrowings – (44.6)% (5), (10)				(56,000,000)
	Other Assets Less Liabilities – 1.4% (6)				1,684,677
	Net Assets – 100%				$ 125,631,962

Investments in Derivatives as of March 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount		Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	In Exchange For Currency	(Local Currency)	Date	(Depreciation) (6)
Bank of America	Brazilian Real	13,700,000	U.S. Dollar	5,884,956	4/02/14	$ (152,947)
Bank of America	Malaysian Ringgit	11,400,000	U.S. Dollar	3,474,550	4/07/14	(17,562)
Bank of America	U.S. Dollar	6,053,911	Brazilian Real	13,700,000	4/02/14	(16,008)
Bank of America	U.S. Dollar	3,423,629	Malaysian Ringgit	11,400,000	4/07/14	68,483
Barclays	New Zealand Dollar	6,300,000	U.S. Dollar	5,404,455	5/09/14	(46,590)
Barclays	Polish Zloty	6,675,000	U.S. Dollar	2,182,607	4/14/14	(23,177)
Barclays	U.S. Dollar	5,269,824	New Zealand Dollar	6,300,000	5/09/14	181,221
BNP Paribas	Euro	4,565,500	U.S. Dollar	6,364,339	5/23/14	75,276
BNP Paribas	Japanese Yen	890,000,000	U.S. Dollar	8,732,245	4/14/14	108,901
BNP Paribas	U.S. Dollar	8,640,693	Japanese Yen	890,000,000	4/14/14	(17,349)
Citibank N.A.	Japanese Yen	550,000,000	U.S. Dollar	5,377,027	4/28/14	47,586
Citibank N.A.	Swedish Krona	9,220,000	U.S. Dollar	1,416,631	4/17/14	(7,566)
Citibank N.A.	U.S. Dollar	5,344,798	Japanese Yen	550,000,000	4/28/14	(15,356)
Citibank N.A.	U.S. Dollar	4,896,865	Mexican Peso	65,000,000	5/14/14	65,776
Citibank N.A.	U.S. Dollar	2,895,354	Australian Dollar	3,150,000	5/23/14	15,777
Credit Suisse	Australian Dollar	9,700,000	U.S. Dollar	8,801,926	4/14/14	(186,438)
Credit Suisse	Malaysian Ringgit	10,000,000	U.S. Dollar	3,038,590	5/27/14	(25,120)
Credit Suisse	Malaysian Ringgit	24,200,000	U.S. Dollar	7,357,860	5/27/14	(56,319)
Credit Suisse	Norwegian Krone	20,990,000	U.S. Dollar	3,416,008	4/11/14	(88,235)
Credit Suisse	Pound Sterling	2,242,000	U.S. Dollar	3,735,497	4/10/14	(2,026)
Credit Suisse	U.S. Dollar	3,658,473	Pound Sterling	2,242,000	4/10/14	79,050
Credit Suisse	U.S. Dollar	8,743,968	Australian Dollar	9,700,000	4/14/14	244,395
Credit Suisse	U.S. Dollar	2,662,650	Malaysian Ringgit	8,750,000	4/21/14	20,000
Credit Suisse	U.S. Dollar	7,351,601	Malaysian Ringgit	24,200,000	5/27/14	62,578
Credit Suisse	U.S. Dollar	199,847	Malaysian Ringgit	653,000	5/27/14	213
Deutsche Bank AG	Turkish Lira	19,900,000	U.S. Dollar	8,822,486	4/14/14	(441,245)
Deutsche Bank AG	U.S. Dollar	5,419,344	Turkish Lira	12,000,000	4/14/14	166,825
Goldman Sachs	Canadian Dollar	9,800,000	U.S. Dollar	8,818,858	5/09/14	(38,058)
Goldman Sachs	Pound Sterling	3,100,000	U.S. Dollar	5,148,790	5/16/14	(17,665)
Goldman Sachs	U.S. Dollar	8,660,610	New Zealand Dollar	10,500,000	4/11/14	445,061
JPMorgan	Malaysian Ringgit	8,750,000	U.S. Dollar	2,664,028	4/21/14	(18,622)
JPMorgan	South African Rand	39,650,000	U.S. Dollar	3,553,110	4/14/14	(206,110)
JPMorgan	South Korean Won	6,600,000,000	U.S. Dollar	6,082,389	5/30/14	(111,680)
JPMorgan	U.S. Dollar	208,015	South African Rand	2,240,000	4/14/14	4,359
JPMorgan	U.S. Dollar	37,580	South Korean Won	40,000,000	5/30/14	(40)
Morgan Stanley	Brazilian Real	12,800,000	U.S. Dollar	5,600,991	4/02/14	(40,261)
Morgan Stanley	Brazilian Real	34,850,000	U.S. Dollar	15,399,912	4/02/14	40,723
Morgan Stanley	Canadian Dollar	1,095,000	U.S. Dollar	987,327	5/09/14	(2,298)
Morgan Stanley	U.S. Dollar	14,709,607	Brazilian Real	34,850,000	4/02/14	649,583
Morgan Stanley	U.S. Dollar	5,656,209	Brazilian Real	12,800,000	4/02/14	(14,957)
Morgan Stanley	U.S. Dollar	8,824,488	Australian Dollar	9,800,000	5/23/14	232,363
Nomura International	Brazilian Real	8,350,000	U.S. Dollar	3,680,035	4/02/14	–
Nomura International	U.S. Dollar	3,689,792	Brazilian Real	8,350,000	4/02/14	(9,757)
Nomura International	U.S. Dollar	3,651,071	Brazilian Real	8,350,000	5/05/14	(2,496)
						$ 950,288

Credit Default Swaps outstanding:

			Current					Unrealized
		Buy/Sell	Credit	Notional	Fixed Rate	Termination		Appreciation
Clearing House	Referenced Entity	Protection (7)	Spread (8)	Amount	(Annualized)	Date	Value	(Depreciation)
Citigroup	iTraxx Europe Crossover Series 20 Version 1	Buy	2.26%	$ 2,000,000	5.000%	12/20/18	$ 327,015	$ 102,539
$ 102,539

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (6)
JPMorgan	$ 22,469,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 534,486
JPMorgan	22,469,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	980,113
JPMorgan	2,000,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/13	2/19/23	96,899
Morgan Stanley	11,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/13	3/19/23	545,894
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR-BBA	2.055	Semi-Annually	3/22/13	3/22/23	159,798
	$ 60,938,000							$ 2,317,190

Futures Contracts outstanding:

						Unrealized
				Notional	Notional	Appreciation
	Contract	Number of	Contract	Amount at Value	Amount at Value	(Depreciation)
Description	Position	Contracts	Expiration	(Local Currency)	(Base Currency)*	(U.S. Dollars)
5-Year U.S. Treasury Note	Short	(120)	6/14	(14,274,375) USD	$ (14,274,375)	$ 82,514
10-Year U.S. Treasury Note	Short	(45)	6/14	(5,557,500) USD	(5,557,500)	20,294
90-Day Eurodollar	Short	(90)	12/15	(22,240,125) USD	(22,240,125)	35,734
90-Day Eurodollar	Short	(159)	12/16	(39,052,388) USD	(39,052,388)	80,025
Euro-Bund	Long	75	6/14	10,753,500 EUR	14,814,555	54,175
Long U.S. Treasury Bond	Short	(6)	6/14	(799,313) USD	(799,313)	(5,374)
UK Long GILT Bond	Long	10	6/14	1,095,300 GBP	1,826,030	10,927
Ultra Long U.S. Treasury Bond	Short	(19)	6/14	(2,744,906) USD	(2,744,906)	(35,281)
					$ (68,028,022)	$ 243,014

* Total aggregate Notional Amount at Value of long and short positions is $16,640,585 and $(84,668,607), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Retail Preferred	$ 3,398,970	$ –	$ –	$ 3,398,970
Corporate Bonds	–	85,688,936	–	85,688,936
$1,000 Par (or similar) Institutional Preferred	–	7,337,370	–	7,337,370
Sovereign Debt	–	70,404,884	–	70,404,884
Asset-Backed and Mortgage-Backed Securities	–	7,644,000	–	7,644,000
Short-Term Investments:
Repurchase Agreements	–	5,473,125	–	5,473,125
Derivatives:
Forward Foreign Currency Exchange Contracts*	–	950,288	–	950,288
Credit Default Swaps*	–	102,539	–	102,539
Interest Rate Swaps*	–	2,317,190	–	2,317,190
Futures Contracts*	243,014	–	–	243,014
Total	$ 3,641,984	$ 179,918,332	$ –	$ 183,560,316

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $189,558,813.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$2,662,431
Depreciation				(12,273,959)

Net unrealized appreciation (depreciation) of investments				$(9,611,528)

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Borrowings as a percentage of Total Investments is 31.1%.
(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(7)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
N/A	Not applicable.
REIT	Real Estate Investment Trust.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014